Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 35,754,114
Assets at end of period	34,960,138	€ 35,754,114
Liabilities at beginning of period	20,304,935
Liabilities at end of period	20,029,952	20,304,935
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	42,793	50,679
Increase	2,792	2,804
Gain / loss recognised in profit or loss	2,259	(13,968)
Foreign currency translation and other changes	(816)	3,278
Assets at end of period	47,028	42,793
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	37,846	47,690
Increase	1,080	46
Decrease	(2,570)	(6,499)
Gain / loss recognized in profit or loss	(433)	(3,904)
Foreign currency translation and other changes	(142)	513
Liabilities at end of period	35,781	37,846
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	1,468,517	992,423
Increase	18,267	646,271
Decrease	(35,906)	(7,026)
Gain / loss recognized in equity	(15,774)	(180,431)
Foreign currency translation and other changes	(25,895)	17,280
Liabilities at end of period	€ 1,409,209	€ 1,468,517
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 115,000
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%